GOODWILL - Roll forward - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Effect of movements in exchange rates	$ (23,754)	$ 21,386